Significant Accounting Policies - New Accounting Pronouncements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents				$ 4,059	$ 1,696	$ 3,371
Restricted cash (included in other current assets)				6	14	0
Restricted cash (included in other assets)				230	190	149
Total cash, cash equivalents and restricted cash at the end of the period in the statement of cash flows	$ 1,900	$ 3,520	$ 2,608	$ 4,295	1,900	3,520
Consolidated Statement of Cash Flow:
Acquisitions (net of cash acquired)	(42,226)	(1,181)	(524)
Net cash used in investing activities	(43,285)	(2,877)	(2,470)
Net decrease in cash, cash equivalents and restricted cash	2,395	(1,620)	912
Cash, cash equivalents and restricted cash at the end of the period	1,900	3,520	2,608
Cash, cash equivalents and restricted cash at the end of the period	4,295	1,900	3,520
Accounting Standards Update 2016-18 | As Previously Reported
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Total cash, cash equivalents and restricted cash at the end of the period in the statement of cash flows	1,696	3,371	2,459		1,696	3,371
Consolidated Statement of Cash Flow:
Acquisitions (net of cash acquired)		(1,236)	(524)
Net cash used in investing activities		(2,932)	(2,470)
Net decrease in cash, cash equivalents and restricted cash		(1,675)	912
Cash, cash equivalents and restricted cash at the end of the period	1,696	3,371	2,459
Cash, cash equivalents and restricted cash at the end of the period		1,696	3,371
Accounting Standards Update 2016-18 | Adjustments
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Total cash, cash equivalents and restricted cash at the end of the period in the statement of cash flows	204	149	149		$ 204	$ 149
Consolidated Statement of Cash Flow:
Acquisitions (net of cash acquired)		55
Net cash used in investing activities		55
Net decrease in cash, cash equivalents and restricted cash		55	0
Cash, cash equivalents and restricted cash at the end of the period	$ 204	149	149
Cash, cash equivalents and restricted cash at the end of the period		$ 204	$ 149